As filed with the Securities and Exchange Commission October 15, 2004
Registration Nos.

33-32704
811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No _____	☐

Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, California 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE INVESTMENT ADVISOR; ADDITIONAL INFORMATION; Voting of Fund Shares

6.	Deductions and Expenses	CHARGES AND DEDUCTIONS

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY; THE CONTRACT; OTHER OPTIONAL RIDERS; MORE ABOUT THE CONTRACT

8.	Annuity Period	ANNUITY PERIOD

9.	Death Benefit	THE CONTRACT-Death Benefit; -Death of Owner

10.	Purchases and Contract Values	THE CONTRACT-Investments; -Allocation of Investments; -Accumulated Value; -Determination of Accumulated Value

11.	Redemptions	THE CONTRACT-Transfers of Accumulated Value; -Full and Partial Withdrawals; -Preauthorized Scheduled Withdrawals

12.	Taxes	FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	GENERAL INFORMATION AND HISTORY

18.	Services	GENERAL INFORMATION AND HISTORY -SAFEKEEPING OF ASSETS

19.	Purchase of Securities Being Offered	DISTRIBUTION OF THE CONTRACT; CHARGES AND DEDUCTIONS

20.	Underwriters	DISTRIBUTION OF THE CONTRACT

21.	Calculation of Performance Data	PERFORMANCE INFORMATION

22.	Annuity Payments	ANNUITY PERIOD

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 000892569-04-000569 filed on April 30, 2004, Accession No. 0000892569-04-000632 filed on May 6, 2004 and Accession No. 0000892569-04-000829 filed on July 23, 2004, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 000892569-04-000569 filed on April 30, 2004, Accession No. 0000892569-04-000632 filed on May 6, 2004 and Accession No. 0000892569-04-000829 filed on July 23, 2004, and incorporated by reference herein.)

Supplement dated December 17, 2004 to the Prospectus and Statement of Additional Information dated May 1, 2004 for the Pacific Select Variable Annuity variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2004. The changes described in this supplement to the Prospectus and Statement of Additional Information are effective February 1, 2005.

This supplement changes the Prospectus and Statement of Additional Information (SAI) as follows:

The optional Guaranteed Income Advantage 5 (GIA 5) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA 5 Rider in the Prospectus and SAI shall be subject to this disclosure.

The optional Guaranteed Income Advantage II (GIA II) Rider, where available, is only available for purchase until the GIA Plus Rider is available in your state. All references to the GIA II Rider in the Prospectus and SAI shall be subject to this disclosure.

AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Rider

Subject to state availability, the optional GIA Plus Rider offers a guaranteed income annuity option when an asset allocation program established and maintained by us for the GIA Plus Rider is used. You may buy the GIA Plus Rider on the Contract Date or on any Contract Anniversary. The GIA Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the GIA Plus Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the GIA Plus Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified adviser for complete information and advice before purchasing the GIA Plus Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The GIA Plus Rider is called the Guaranteed Income Annuity (GIA) Rider in the Contract’s Rider.

Income Access Plus Rider

Subject to state availability, the optional Income Access Plus Rider offers you during the accumulation period, the ability to withdraw up to 5% of a Protected Payment Base (usually Purchase Payments) and provides an Income Access Credit of 6% to your Protected Payment Base and Remaining Protected Balance for up to a five year period (provided you do not take any withdrawals during this period), when used with an asset allocation program established and maintained by us. You may buy this Rider on the Contract date or on any Contract Anniversary.

The Rider also provides for an additional option (the “Reset”) on any Contract Anniversary beginning with the third (3rd) anniversary of the Rider Effective Date or most recent Reset Date and may include an increase in the charges (up to a maximum of 1.20%) associated with the Rider. The Income Access Plus Rider may not be available. Ask your registered representative about its current availability.

If you buy the Rider within sixty (60) days after the Contract Date or within thirty (30) days after a Contract Anniversary, we will make the Effective Date of the Rider coincide with that Contract Date or Contract Anniversary.

You should consult a qualified advisor for complete information and advice before purchasing the Income Access Plus Rider or electing the Reset provision available under the Rider.

There may be adverse consequences to taking a loan while this Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the Rider is appropriate for you.

The Income Access Plus Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended by adding the following:

•	Guaranteed Income Advantage Plus (GIA Plus) Rider Charge	0.50%[12]
•	Income Access Plus Rider Charge	1.20%[13]

The following Footnotes are added to the Periodic Expenses section:

[12]	If you buy the GIA Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary and when you make a full withdrawal if the Rider is in effect on that date, or if the Rider is terminated. If the Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If this Rider is terminated on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated Charge will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

[13]	If you buy the Income Access Plus Rider (subject to state availability), we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. If the Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If this Rider is terminated on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated Charge will be calculated based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. The 1.20% Charge is the maximum charge allowable under the terms and conditions of the Rider. Currently, the annual Charge for the Rider is 0.40%. Under the terms and conditions of the Rider, the annual Charge will remain the same while the Rider is in effect, unless you elect the optional Reset provision provided under the Rider. The Charge if you purchase the Rider will also be shown on the Rider in your Contract. We will waive the annual Charge if the Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Footnotes 8, 9, 10, and 11 in the Periodic Expenses section are amended by adding the following:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated based on the effective date of termination.

The Minimum and Maximum expense percentages in the Pacific Select Fund Annual Operating Expenses table are replaced with the following:

Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.30%	1.29%

The footnote to the Total Annual Pacific Select Fund Operating Expenses section is amended by adding the following:

The expense information has been restated to reflect fees that will be effective on February 1, 2005.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the combination of optional Riders whose cumulative expenses totaled more than any other combination of optional Riders), Separate Account annual expenses, and maximum and minimum Portfolio fees and expenses for the year ended December 31, 2003, and to reflect fees that will be effective on February 1, 2005. Premium taxes and/or other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,117	$2,167	$3,111	$5,575
Minimum*	$719	$1,005	$1,224	$2,066

•	If you annuitized your Contract:

	1Year	3 Years	5 Years	10 Years
Maximum*	$1,117	$1,717	$2,841	$5,575
Minimum*	$719	$555	$954	$2,066

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$577	$1,717	$2,841	$5,575
Minimum*	$179	$555	$954	$2,066

* In calculating the examples above, we used the maximum and minimum total operating expenses of all of the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus adjusted to reflect fees that will be effective on February 1, 2005. For more information on fees and expenses, see CHARGES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus. See PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE INVESTMENT ADVISOR - FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information.

THE CONTRACT AND OPTIONAL RIDERS is amended by adding the following:

Purchasing the Guaranteed Income Advantage Plus (GIA Plus) Rider (Optional)

You may purchase the GIA Plus Rider (subject to state availability) on the Contract Date or on any Contract Anniversary. You may purchase the GIA Plus Rider only if:

•	the age of each Annuitant is eighty (80) years or younger on the date the Rider is purchased, and

•	the entire Contract Value is invested according to an asset allocation program established and maintained by us for this Rider.

Except as otherwise provided below, the GIA Plus Rider will remain in effect until the earlier of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the Rider,

•	the day we receive notification from you to terminate the Rider,

•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant,

•	the date the Contract is terminated in accordance with the terms of the Contract, or

•	the Annuity Date.

Upon your request, the GIA Plus Rider may be terminated at any time. If your request to terminate the GIA Plus Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate on that Contract Anniversary. If your request to terminate the GIA Plus Rider is received at our Service Center more than thirty (30) days after a Contract Anniversary, the GIA Plus Rider will terminate the day we receive the request.

If the GIA Plus Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the GIA Plus Rider may be purchased again (if available). In addition, you cannot switch from the GIA 5 or GIA II Riders to the GIA Plus Rider on the same Contract Anniversary. You must wait one (1) year from the Effective Date of termination of the GIA 5 or GIA II Riders before the GIA Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

Purchasing the Income Access Plus Rider (Optional)

Subject to state availability, you may purchase the optional Income Access Plus Rider on the Contract Date or on any Contract Anniversary if:

•	the age of each Annuitant is eighty five (85) years or younger on the date of purchase, and

•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

•	the day the Remaining Protected Balance is reduced to zero,

•	the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

•	the Annuity Date.

The Contract and the Rider will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract and the Rider will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available). In addition, you cannot switch from the Income Access Rider to the Income Access Plus Rider on the same Contract Anniversary. You must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination of the Income Access Rider before the Income Access Plus Rider may be purchased.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

The second paragraph of the Full and Partial Withdrawals subsection is replaced with the following:

The proceeds received upon a full withdrawal will be the Contract’s Full Withdrawal Value. The Full Withdrawal Value is equal to the Accumulated Value as of the end of the Valuation Period during which a proper withdrawal request is received by us minus any maintenance fee, applicable contingent deferred sales charge, any optional Rider Charges, and any outstanding Contract Debt. A partial withdrawal may be requested for a specified percentage or dollar amount of Accumulated Value. We reserve the right for any unscheduled partial withdrawal to be a minimum of $500. A request for a partial withdrawal will result in a payment by us in accordance with the amount specified in the partial withdrawal request. Upon payment, your Accumulated Value will be reduced by an amount equal to the payment and any applicable contingent deferred sales charge, and any applicable premium tax. If a partial withdrawal is requested that would leave the Full Withdrawal Value in the Contract less than $500 then we reserve the right to treat the partial withdrawal as a request for a full withdrawal.

CHARGES AND DEDUCTIONS is amended by adding the following:

Guaranteed Income Advantage Plus (GIA Plus) Annual Charge (Optional Rider)

If you purchase the GIA Plus Rider (subject to state availability), we will deduct a GIA Annual Charge (“Charge”) for expenses related to the GIA Plus Rider. The annual Charge is equal to 0.50% multiplied by the greater of the Guaranteed Income Base or the Contract Value on the Contract Anniversary. The Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

We will deduct the Charge from your Investment Options on a proportionate basis:

•	on each Contract Anniversary the GIA Plus Rider remains in effect, and

•	if the GIA Plus Rider is terminated.

If the GIA Plus Rider is terminated on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value. If the GIA Plus Rider is terminated on a day other than a Contract Anniversary, we will prorate the annual Charge to the date of termination. The prorated Charge amount will be based on the greater of the Guaranteed Income Base or the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the GIA Plus Rider terminates. We will waive the annual charge if the GIA Plus Rider terminates as a result of death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

Any portion of the Charge we deduct from any fixed option will not be greater than the annual interest credited in excess of 3%.

Income Access Plus Annual Charge (Optional Rider)

If you purchase the Income Access Plus Rider (subject to state availability), we will deduct, annually, an Income Access Plus Charge (“Charge”) from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The annual Charge is equal to 0.40% multiplied by your Contract Value on the Contract Anniversary. The annual Charge for a Contract Year will be deducted on the Contract Anniversary following that Contract Year.

If the Rider terminates on a Contract Anniversary, the full annual Charge will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates on a day other than a Contract Anniversary the Charge will be prorated to the date of termination. The prorated annual Charge will be deducted based on the Contract Value as of the day the Rider terminates. The prorated Charge will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary immediately following the day the Rider terminates. We will waive the annual Charge if the Rider terminates due to death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract.

The annual Charge percentage may change if you elect the optional Reset provision in the Rider, but will never be more than the annual Charge percentage being charged for new issues of this same Rider and will not be more than a maximum annual Charge percentage of 1.20%. If you do not elect the optional Reset, your annual Charge percentage will remain the same as it was on the Effective Date of the Rider.

Any portion of the annual Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%.

The following sections

Guaranteed Protection Advantage 5 (GPA 5) Annual Charge (Optional Rider)
Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)
Guaranteed Income Advantage II (GIA II) Annual Charge (Optional Rider)
Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)
Income Access Annual Charge (Optional Rider)

are amended by adding:

If the effective date of termination of the Rider or Contract is on a day other than the Contract Anniversary, any Charge imposed for the Rider will be prorated to the effective date of termination.

MORE ABOUT THE CONTRACT is amended by adding the following:

The last paragraph in the Loan subsection is replaced with the following:

If you purchase the GPA, GPA5, GIA5, GIA II, GIA Plus, Income Access, or the Income Access Plus Riders, there may be adverse consequences to taking a loan while these Riders are in effect. If you have an existing loan on your Contract, you should carefully consider whether these Riders are appropriate for you.

OTHER OPTIONAL RIDERS is amended by adding the following:

GUARANTEED INCOME ADVANTAGE PLUS (GIA PLUS) RIDER

If you purchase the optional GIA Plus Rider (subject to state availability), you may, prior to the Annuity Date, choose any of the Annuity Options described in your Contract, or you may choose the GIA Plus Annuity Option provided this Rider has been in effect for at least ten (10) years from its Effective Date. If you choose the GIA Plus Annuity Option, you must choose fixed annuity payments and the entire amount available for annuitization must be annuitized under this GIA Plus Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an effective annual interest rate of 2.0% and the 1996 US Annuity 2000 Mortality Table with the age set back eight (8) years.

On the Annuity Date, the Net Amount applied to the annuity payments under the GIA Plus Annuity Option will be equal to the greater of the Guaranteed Income Base on that day or the GIA Plus Step-Up Value on that day, less the following:

•	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option,

•	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date, and

•	charges for premium taxes and/or other taxes.

If you elect the GIA Plus Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply.

Annuity Payments - The annuity payments that may be elected under the GIA Plus Annuity Option are:

•	Life Only,

•	Life with 10 years or more Period Certain,

•	Joint and Survivor Life, or

•	20 years or more Period Certain.

The Rider contains annuity tables for each GIA Plus Annuity Option available.

Initial Values - The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value are values used in determining the Net Amount applied on the Annuity Date to provide payments under the GIA Plus Annuity Option.

The initial values are determined on the Rider Effective Date as follows:

•	if this Rider is effective on the Contract Date, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the initial Purchase Payment.

•	if this Rider is effective on a Contract Anniversary, the Guaranteed Income Base and GIA Plus Withdrawal Base are equal to the Contract Value on that day.

•	the GIA Plus Withdrawal Amount for the Contract Year beginning on the Rider Effective Date is equal to 5% of the GIA Plus Withdrawal Base.

•	the GIA Plus Step-Up Value is equal to the Contract Value on the Rider Effective Date.

The GIA Plus Withdrawal Base and GIA Plus Withdrawal Amount after the Rider Effective Date are recalculated only on each subsequent Contract Anniversary.

Subsequent Values – The Guaranteed Income Base, GIA Plus Withdrawal Base, GIA Plus Withdrawal Amount and GIA Plus Step-Up Value after the Rider Effective Date are determined as follows:

Guaranteed Income Base – On any day after the Rider Effective Date, the Guaranteed Income Base is equal to:

•	the Guaranteed Income Base on the prior day, multiplied by a daily factor of 1.000133680 which is equivalent to increasing the Guaranteed Income Base at an annual growth rate of 5%, plus

•	Purchase Payments received by us on that day, less

•	adjustments for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of the withdrawal.

However, on each Contract Anniversary after the Rider Effective Date, if there is at least one withdrawal during the prior Contract Year and the cumulative withdrawals for that Contract Year do not exceed the sum of:

•	the GIA Plus Withdrawal Amount for that Contract Year, and

•	any remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount,

the Guaranteed Income Base as of that Contract Anniversary will be reset to equal:

•	the Guaranteed Income Base on the Rider Effective Date or prior Contract Anniversary, whichever is later, increased at an annual growth rate of 5%, plus

•	the amount of any subsequent Purchase Payments received by us during the prior Contract Year, each increased at an annual growth rate of 5% from the effective date of that Purchase Payment, less

•	the amount of cumulative withdrawals during the prior Contract Year.

The 5% annual growth rate will stop accruing as of the earlier of:

•	the Contract Anniversary prior to the youngest Annuitant’s 81st birthday, or

•	the day this Rider terminates.

GIA Plus Withdrawal Base – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Base is equal to:

•	the GIA Plus Withdrawal Base determined on the Rider Effective Date, plus

•	the amount of any subsequent Purchase Payments received by us after the Rider Effective Date, up through the day immediately prior to that Contract Anniversary.

GIA Plus Withdrawal Amount – On each Contract Anniversary after the Rider Effective Date, the GIA Plus Withdrawal Amount for the Contract Year beginning on that Contract Anniversary is equal to 5% of the GIA Plus Withdrawal Base as of that Contract Anniversary.

GIA Plus Step-Up Value – On any day after the Rider Effective Date, the GIA Plus Step-Up Value is equal to:

•	the GIA Plus Step-Up Value as of the prior day, plus

•	Purchase Payments received by us on that day, less

•	adjustment for withdrawals made on that day.

The adjustment for each withdrawal is calculated by multiplying the GIA Plus Step-Up Value immediately prior to the withdrawal by the percentage decrease in Contract Value as a result of that withdrawal.

On any Contract Anniversary after the Rider Effective Date and prior to the youngest Annuitant’s 81st birthday, the GIA Plus Step-Up Value is set equal to the greater of:

•	the Contract Value as of that Contract Anniversary, or

•	the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

The GIA Plus Step-Up Value will then be adjusted for any Purchase Payments or withdrawals on that Contract Anniversary in accordance with the first paragraph of this subsection.

The GIA Plus Step-Up Value on each Contract Anniversary on and after the youngest Annuitant’s 81st birthday is equal to the GIA Plus Step-Up Value immediately prior to that Contract Anniversary.

Partial Conversion of Net Contract Value for Annuity Payments – If a portion of the Net Contract Value is converted to provide payments under an Annuity Option described in the Contract, the amount converted will be considered a “Withdrawal” for purposes of determining withdrawal adjustments to the Guaranteed Income Base and GIA Plus Step-Up Value.

Limitation on Subsequent Purchase Payments – For purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the first (1st) Contract Anniversary to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. They are not intended to serve as projections of future investment returns.

INCOME ACCESS PLUS RIDER

If you purchase the Income Access Plus Rider (subject to state availability), on any day this Rider allows for withdrawals up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Income Access Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on that Contract Anniversary.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Income Access Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date – Any Contract Anniversary beginning with the third (3rd) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which you elect to Reset the remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

Subsequent Purchase Payments – If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Income Access Credit – On each Contract Anniversary after the Rider Effective Date, an Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is prior to the sixth (6th) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Income Access Credit is equal to 6% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Income Access Credit is added.

Once a withdrawal has occurred, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless you elect to reset the Remaining Protected Balance.

Income Access Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income.

Withdrawal of Protected Payment Amount – While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or

•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract if such withdrawal would exceed the Protected Payment Amount.

If a withdrawal does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero. The payments will be made under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and may not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

Election to Reset Remaining Protected Balance – You may, on any Contract Anniversary beginning with the third (3rd) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, elect to reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The annual Charge percentage may change if you elect to reset the Remaining Protected Balance. However, the annual Charge percentage will never exceed the annual Charge percentage then in effect for new issues of this same Rider. If we are no longer issuing this Rider, any change in the annual Charge percentage will not result in an annual Charge percentage that exceeds the maximum annual Charge percentage. (See CHARGES and DEDUCTIONS – Income Access Plus Rider).

On each Reset Date and after any Income Access Credit is applied, we will set the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Reset Date.

The election to reset the Remaining Protected Balance must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the reset is effective. Your election to reset the Remaining Protected Balance may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit. We will provide you with written confirmation of your election.

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Income Access Credits, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

Sample Calculations – Hypothetical sample calculations are in the attached APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS to the Prospectus. The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples are not intended to serve as projections of future investment returns.

APPENDIX B: GUARANTEED INCOME ADVANTAGE PLUS RIDER SAMPLE CALCULATIONS is added:

GUARANTEED INCOME ADVANTAGE PLUS RIDER
SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by the Guaranteed Income Advantage Plus (“GIA Plus”) Rider, and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 –The initial values on the Rider Effective Date based on an Initial Purchase Payment of $100,000. The Initial Purchase Payment is assumed to be the Contract Value if the Rider Effective Date is on a Contract Anniversary.

			Contract				GIA Plus	Remaining Dollar
	Purchase		Value	Guaranteed	GIA Plus		Withdrawal	Amount of
Contract	Payments	Withdrawal	after	Income Base	Step-Up	GIA Plus Withdrawal	Amt. (GWA)	Prior Year’ s
Years	Received	Amount	Activity	(GIB)	Value	Base (GWB)	(5% of GWB)	GWA
Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A

Example #2 - Subsequent Purchase Payment received during the first Contract Year and its effect on the values and balances under this Rider. This example assumes that no withdrawals have been made.

							GIA Plus	Remaining
							Withdrawal	Dollar
	Purchase		Contract		GIA Plus	GIA Plus	Amt. (GWA)	Amount of
Contract	Payments	Withdrawal	Value	Guaranteed	Step-Up	Withdrawal	(5% of	Prior Year’s
Years	Received	Amount	after Activity	Income Base (GIB)	Value	Base (GWB)	GWB)	GWA
Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000	$5,000	N/A
Activity	$100,000		$200,742	$201,227	$200,000
Beginning of Year 2			$205,242	$208,727	$205,242	$200,000	$10,000	$5,000

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

The Guaranteed Income Base prior to receipt of the Purchase Payment is assumed to have accumulated to $101,227. This amount is derived by multiplying each day’s Guaranteed Income Base by the daily factor of 1.000133680. As a result of the subsequent Purchase Payment, the Guaranteed Income Base is increased to $201,227 ($101,227 + $100,000). The Guaranteed Income Base will assume to accumulate to $208,727 at the next Contract Anniversary, by multiplying each day’s Guaranteed Income Base immediately after receipt of the subsequent Purchase Payment by the daily factor of 1.000133680.

The GIA Plus Step-Up Value prior to receipt of the Purchase Payment is $100,000. As a result of the subsequent Purchase Payment, the GIA Plus Step-Up Value is increased to $200,000 ($100,000 + $100,000). On the Contract Anniversary at the beginning of Contract Year 2, the Contract Value ($205,242) is greater than the GIA Plus Step-Up Value immediately prior to that Contract Anniversary ($200,000). As a result, the GIA Plus Step-Up Value as of that Contract Anniversary is equal to the Contract Value on that Contract Anniversary ($205,242).

The GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to the GIA Plus Withdrawal Base on the Rider Effective Date ($100,000) plus cumulative Purchase Payments received after the Rider Effective Date ($100,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Base on the Contract Anniversary at the beginning of Contract Year 2 is equal to $200,000 ($100,000 + $100,000).

The GIA Plus Withdrawal Amount for Contract Year 2 is determined on the Contract Anniversary at the beginning of Contract Year 2, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result of the subsequent Purchase Payment, the GIA Plus Withdrawal Amount for Contract Year 2 is equal to $10,000.

Since no withdrawals were made during Contract Year 1, the GIA Plus Withdrawal Amount for Contract Year 1 ($5,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2.

Example #3 - Cumulative withdrawals during Contract Year 2 exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 2. The withdrawal is assumed to result in a 10% reduction in the Contract Value.

									Remaining
			Contract				GIA Plus		Dollar
	Purchase		Value		GIA Plus	GIA Plus	Withdrawal		Amount of
Contract	Payments	Withdrawal	after	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)		Prior Year's
Years	Received	Amount	Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)		GWA
Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000		$5,000		N/A
Activity	$100,000		$200,742	$201,227	$200,000
Beginning of Year 2			$205,242	$208,727	$205,242	$200,000		$10,000		$5,000
Activity		$20,830	$187,468	$192,493	$184,717		-$	15,830=$0	-$	5,000=$0
Beginning of Year 3			$190,259	$197,247	$190,259	$200,000		$10,000		$0

Since the $20,830 withdrawal exceeded the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 2; and (b) the remaining dollar amount of the prior Contract’s Year’s GIA Plus Withdrawal Amount for Contract Year 2, the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3 is zero. Withdrawals are first applied to the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount, if any, until exhausted, then to the GIA Plus Withdrawal Amount for the current Contract Year, until exhausted.

The GIA Plus Withdrawal Amount for Contract Year 3 is determined on the Contract Anniversary at the beginning of Contract Year 3, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 3 is equal to $10,000. The GIA Plus Withdrawal Amount for any Contract Year will not be less than zero.

Immediately after the withdrawal, the Guaranteed Income Base and the GIA Plus Step-Up Value are reduced by the percentage decrease (10%) in Contract Value as a result of the withdrawal.

Since no subsequent Purchase Payments were received during Contract Year 2, the GIA Plus Withdrawal Base at the beginning of Contract Year 3 remains unchanged.

Example #4 - Cumulative withdrawals during Contract Year 3 not exceeding the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3.

									Remaining
			Contract				GIA Plus		Dollar
	Purchase		Value		GIA Plus	GIA Plus	Withdrawal		Amount of
Contract	Payments	Withdrawal	after	Guaranteed	Step-Up	Withdrawal	Amt (GWA)		Prior Year’s
Years	Received	Amount	Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)		GWA
Beginning of Year 1	$100,000		$100,000	$100,000	$100,000	$100,000		$5,000		N/A
Activity	$100,000		$200,742	$201,227	$200,000
Beginning of Year 2			$205,242	$208,727	$205,242	$200,000		$10,000		$5,000
Activity		$20,830	$187,468	$192,493	$184,717		-$	15,830=$0	-$	5,000=$0
Beginning of Year 3			$190,259	$197,247	$190,259	$200,000		$10,000		$0
Activity		$8,000	$185,092	$193,744	$182,376		-$	8,000=$2,000	-$	0=$0
Beginning of Year 4			$187,848	$199,109	$187,848	$200,000		$10,000		$2,000

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3, the Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4 is calculated as follows:

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 3:		$197,247
Increased at an annual rate of 5% to the Contract Anniversary at the beginning of Contract Year 4:	+ $	9,862
Reduced by the amount equal to the amount withdrawn in Contract Year 3:	- $	8,000

Guaranteed Income Base on the Contract Anniversary at the beginning of Contract Year 4:		$199,109

Since no subsequent Purchase Payments were received during Contract Year 3, the GIA Plus Withdrawal Base at the beginning of Contract Year 4 remains unchanged.

The GIA Plus Withdrawal Amount for Contract Year 4 is determined on the Contract Anniversary at the beginning of Contract Year 4, and is equal to 5% of the GIA Plus Withdrawal Base on that Contract Anniversary (5% of $200,000). As a result, the GIA Plus Withdrawal Amount for Contract Year 4 is equal to $10,000.

Because cumulative withdrawals for Contract Year 3 did not exceed the sum of: (a) the GIA Plus Withdrawal Amount for Contract Year 3; and (b) the remaining dollar value of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 3; the dollar amount of the GIA Plus Withdrawal Amount for Contact Year 3 remaining ($2,000) becomes the remaining dollar amount of the prior Contract Year’s GIA Plus Withdrawal Amount for Contract Year 4.

Example #5 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and no withdrawals are taken during the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year’s GWA
1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$103,000	$105,000	$103,000	$100,000	$5,000	$5,000
3	$106,090	$110,250	$106,090	$100,000	$5,000	$5,000
4	$109,273	$115,763	$109,273	$100,000	$5,000	$5,000
5	$112,551	$121,551	$112,551	$100,000	$5,000	$5,000
6	$115,927	$127,628	$115,927	$100,000	$5,000	$5,000
7	$112,450	$134,010	$115,927	$100,000	$5,000	$5,000
8	$109,076	$140,710	$115,927	$100,000	$5,000	$5,000
9	$105,804	$147,746	$115,927	$100,000	$5,000	$5,000
10	$102,630	$155,133	$115,927	$100,000	$5,000	$5,000
11	$99,551	$162,889	$115,927	$100,000	$5,000	$5,000

Example #6 – Rider values on each Contract Anniversary based on an Initial Purchase Payment of $100,000 paid on the Contract Date. The values further assume that no subsequent Purchase Payments are received and withdrawals of $5,000 are taken each Contract Year for the first ten (10) Contract Years after the Rider Effective Date. The Initial Purchase Payment is assumed to be the Contract Value if the Rider is effective on a Contract Anniversary.

					GIA Plus
Beginning			GIA Plus	GIA Plus	Withdrawal	Remaining Dollar
of Contract	Contract Value	Guaranteed	Step-Up	Withdrawal	Amt. (GWA)	Amount of
Year	after Activity	Income Base (GIB)	Value	Base (GWB)	(5% of GWB)	Prior Year's GWA
1	$100,000	$100,000	$100,000	$100,000	$5,000	N/A
2	$97,926	$100,000	$97,926	$100,000	$5,000	$0
3	$95,789	$100,000	$95,789	$100,000	$5,000	$0
4	$93,588	$100,000	$93,588	$100,000	$5,000	$0
5	$91,321	$100,000	$91,321	$100,000	$5,000	$0
6	$88,986	$100,000	$88,986	$100,000	$5,000	$0
7	$81,392	$100,000	$83,910	$100,000	$5,000	$0
8	$74,026	$100,000	$78,676	$100,000	$5,000	$0
9	$66,881	$100,000	$73,280	$100,000	$5,000	$0
10	$59,950	$100,000	$67,718	$100,000	$5,000	$0
11	$53,227	$100,000	$61,983	$100,000	$5,000	$0

Should the Contract annuitize immediately after the Rider has been in effect for at least ten (10) years and the GIA Plus Annuity Option has been elected to provide such payments, the net amount applied on the Annuity Date as a single premium to provide the payments is equal to the greater of:

(a)	the Guaranteed Income Base; or

(b)	the GIA Plus Step-Up Value; less any:

(c)	applicable withdrawal charges resulting from the conversion to the GIA Plus Annuity Option;

(d)	applicable annual charges for expenses related to other optional benefit riders attached to the Contract that are in effect as of the Annuity Date; and

(e)	charges for premium taxes and/or other taxes.

Under Example #5, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($162,889), as it is greater than the GIA Plus Step-Up Value ($115,927) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

Under Example #6, the net amount applied on the Annuity Date (the Contract Anniversary at the beginning of Contract Year 11) is equal to the Guaranteed Income Base ($100,000), as it is greater than the GIA Plus Step-Up Value ($61,983) as of the Annuity Date, less the amounts in (c), (d) and (e) above, if any.

APPENDIX C: INCOME ACCESS PLUS RIDER SAMPLE CALCULATIONS is added:

INCOME ACCESS PLUS RIDER
SAMPLE CALCULATIONS

The numeric examples shown in this section are based on certain assumptions. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. These examples are not intended to serve as projections of future investment returns.

Example #1 – Income Access Credit; No Subsequent Purchase Payments; No Withdrawals; No Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	No withdrawals taken.

•	No reset of the Remaining Protected Balance

				Income	Protected	Protected	Remaining
Beginning	Purchase		Contract Value	Access	Payment	Payment	Protected
of Contract Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
3			$106,090	$6,000	$112,000	$5,600	$112,000
4			$109,273	$6,000	$118,000	$5,900	$118,000

				Income	Protected	Protected	Remaining
Beginning	Purchase		Contract Value	Access	Payment	Payment	Protected
of Contract Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
5			$112,551	$6,000	$124,000	$6,200	$124,000
6			$115,927	$6,000	$130,000	$6,500	$130,000
7			$119,405	$0	$130,000	$6,500	$130,000
8			$122,987	$0	$130,000	$6,500	$130,000
9			$126,677	$0	$130,000	$6,500	$130,000
10			$130,477	$0	$130,000	$6,500	$130,000
11			$134,392	$0	$130,000	$6,500	$130,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 6, an Income Access Credit of $6,000 (6% of initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on each Contract Anniversary up to the Contract Anniversary at the beginning of Contract Year 6. As a result, on the Contract Anniversary at the beginning of Contract Year 6, the Protected Payment Base and Remaining Protected Balance are equal to $130,000 and the Protected Payment Amount is equal to $6,500 (5% of $130,000).

No Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary after the Contract Anniversary at the beginning of Contract Year 6, as no reset in the Remaining Protected Balance was assumed.

In addition to the Initial Purchase Payment, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #2 – Subsequent Purchase Payment.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $50,000 is received during Contract Year 2.

•	No withdrawals taken.

				Income	Protected	Protected	Remaining
Beginning	Purchase		Contract Value	Access	Payment	Payment	Protected
of Contract Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity	$50,000		$154,534		$156,000	$7,800	$156,000
3			$156,834	$9,000	$165,000	$8,250	$165,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $50,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $156,000 ($106,000 + $50,000). The Protected Payment Amount after the Purchase Payment is equal to $7,800 (5% of the Protected Payment Base after the Purchase Payment since there are no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 3, an Income Access Credit of $9,000 (6% of Initial Remaining Protected Balance plus 6% of the $50,000 subsequent Purchase Payment) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $165,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $8,250 (5% of the Protected Payment Base on that Contract Anniversary).

Example #3 – Withdrawal Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	A withdrawal of $5,000 is taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000
Activity		$5,000	$99,534		$106,000	$300	$101,000
3			$101,016	$0	$106,000	$5,300	$101,000
4			$104,046	$0	$106,000	$5,300	$101,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and

(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Two separate withdrawals of $5,000 and $3,000 are taken during Contract Year 2.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$103,000	$6,000	$106,000	$5,300	$106,000

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
Activity		$5,000	$99,534		$106,000	$300	$101,000
Activity		$3,000	$97,272		$97,272	$0	$97,272
3			$97,993	$0	$97,272	$4,864	$97,272
4			$100,933	$0	$97,272	$4,864	$97,272

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Since no withdrawal occurred prior to the Contract Anniversary at the beginning of Contract Year 2, an Income Access Credit of $6,000 (6% of Initial Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $106,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $5,300 (5% of the Protected Payment Base on that Contract Anniversary).

Because the $5,000 withdrawal during Contract Year 2 does not exceed the Protected Payment Amount ($5,300):

(a)	the Protected Payment Base remains unchanged;

(b)	the Remaining Protected Balance is reduced by the amount of the withdrawal to $101,000 ($106,000 - $5,000); and

(c)	the Protected Payment Amount is equal to $300 (5% of the Protected Payment Base after the withdrawal (5% of $106,000 = $5,300), less cumulative withdrawals during that Contract Year ($5,000)).

Because the $3,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($3,000 > $300), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($97,272); or

(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($101,000 - $3,000 = $98,000).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $97,272 = $4,864), less cumulative withdrawals during that Contract Year ($8,000), but not less than zero).

Since a withdrawal occurred during Contract Year 2, no Income Access Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 – Reset in Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	No withdrawals taken.

•	Reset in the Remaining Protected Balance at the Beginning of Contract Year 4.

Beginning				Income	Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Access	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000		$100,000	$5,000	$100,000
2			$110,000	$6,000	$106,000	$5,300	$106,000
3			$121,000	$6,000	$112,000	$5,600	$112,000
4			$133,100	$6,000	$118,000	$5,900	$118,000
(Prior to Reset)
4			$133,100		$133,100	$6,655	$133,100
(After Reset)
5			$146,410	$7,986	$141,086	$7,054	$141,086

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

On the Contract Anniversary at the beginning of Contract Year 4, the Contract Value ($133,100) is greater than the Remaining Protected Balance ($118,000). With the reset in Remaining Protected Balance, the Protected Payment Base and Remaining Protected Balance are set equal to the Contract Value on that Contract Anniversary. As a result, the Protected Payment Amount is equal to $6,655 after the reset.

After the reset in Remaining Protected Balance, eligibility for any Income Access Credit will be based on the most recent Reset Date. That is, an Income Access Credit may be added to the Protected Payment Base and Remaining Protected Balance on up to five additional Contract Anniversaries if certain conditions are met.

The reset in Remaining Protected Balance may result in an increase in the annual Income Access Charge percentage.

The reset in Remaining Protected Balance may also result in a lower Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and Income Access Credit.

STATEMENT OF ADDITIONAL INFORMATION is amended by adding the following:

All references to the optional Riders, including but not limited to, GPA 5, GPA, GIA II, GIA 5, GIA or Income Access, in the TAX DEFERRED ACCUMULATION section, shall include the Guaranteed Income Advantage Plus (GIA Plus) and Income Access Plus Riders.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a) Financial Statements

              Part A:

              Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2003 which are incorporated by reference from the 2003 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2003 and 2002 and for the three year period ended December 31, 2003, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

          (b) Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account.[1]

	(b)	Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account.[1]

	(c)	Memorandum dated September 16, 1994 authorizing establishment of Equity and Bond and Income Variable Accounts[1]

	(d)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[1]

	(e)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a)	Form of Individual Flexible Premium Variable Accumulation Deferred Annuity Contract, Form 90-53[1]

	(b)	Deferred Annuity Contract, Form AP9230-1[1]

	(c)	Guaranteed Death Benefit Rider[1]

	(d)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(e)	Pension Plan Rider[1]

	(f)	Required Distributions for Compliance with Section 72(S) Rider[1]

	(g)	Endorsement (Preauthorized Withdrawal Feature)[1]

	(h)	Endorsement (Distribution of In-Kind Securities)[1]

	(i)	Free Look Sticker ST-43[1]

	(j)	Minimum Guaranteed Death Benefit and Terminal Illness Waiver Endorsement E-93-9053[1]

	(k)	Changes to Contract Endorsement E1-95-9053[1]

	(l)	Required Distributions for Compliance with Section 72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553[1]

	(m)	403(b) Tax Sheltered Annuity Rider[10]

	(n)	Section 457 Plan Rider R-95-457[1]

	(o)	Qualified Plan Loan Endorsement[1]

	(p)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(q)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(r)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

	(s)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[12]

	(t)	Qualified Retirement Plan Rider[10]

	(u)	(1) Income Access Rider (Form No. 20-19808)[12]

(2) Form of Income Access Rider (Form No. 20-1104)[14]

	(v)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[13]

	(w)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[14]

	(x)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[14]

	(y)	Guaranteed Income Annuity Rider (Form No. 20-1118)

	(z)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider

5.	(a)	Application Form for Individual Flexible Premium Variable[3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)[9]

	(c)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[12]

	(d)	Form of Income Access Rider Request (Form No. 2315-3A)[12]

	(e)	Form of Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[13]

	(f)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)

6.	(a)	Articles of Incorporation of Pacific Life[3]

	(b)	By-laws of Pacific Life[3]

7.	Not applicable

8.	(a)	Fund Participation Agreement[8]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[8]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios)[8]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[10]

9.	Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered[1]

10.	(a)	Independent Auditors’ Consent[15]

	(b)	Consent of Dechert Price & Rhoads[1]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[10]

16.	Not applicable

[1]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-002451 filed on December 7, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the
Board, and Chief Executive
Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice
President and Chief Financial
Officer

David R. Carmichael	Director, Senior Vice President
and General Counsel

Audrey L. Milfs	Director, Vice President and
Corporate Secretary

Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

               The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

Approximately	20,946	Qualified
	27,158	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-4/B to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 15th day of October 2004.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman of the Board and Chief	October 15, 2004
Thomas C. Sutton*	Executive Officer

Glenn S. Schafer*	Director and President	October 15, 2004

	Director, Executive Vice President and Chief	October 15, 2004
Khanh T. Tran*	Financial Officer

	Director, Senior Vice President and General	October 15, 2004
David R. Carmichael*	Counsel

	Director, Vice President and Corporate	October 15, 2004
Audrey L. Milfs*	Secretary

Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	October 15, 2004

Brian D. Klemens*	Vice President and Treasurer	October 15, 2004

Gerald W. Robinson*	Executive Vice President	October 15, 2004

*By:	/s/ DAVID R. CARMICHAEL David R. Carmichael	October 15, 2004
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 20 of the Registration Statement filed on Form N-4/B, for Pacific Select Variable Annuity Separate Account, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002, as Exhibit 15.)